STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 12 - STOCKHOLDERS
’
EQUITY
Common Stock
On August 8, 2023, the Company’s Board of Directors authorized a repurchase program for up to $5,000 of the Company’s outstanding shares of common stock. The Company intends to repurchase shares from time to time, as market conditions warrant, through open market purchases, privately negotiated transactions, block purchases, or other methods in accordance with applicable federal securities laws, including Rule
10b-18
of the Securities Exchange Act of 1934 (the “Exchange Act”). This authorization does not expire. During the three months ended March 31, 2025, no repurchases of shares were made by the Company under this authorization. During three months ended March 31, 2024 the Company repurchased 44,250 shares of its common stock on January 29, 2024 in connection with a transaction with a certain shareholder, for a cost totaling $655, excluding tax withholdings.
The Company cannot predict when or if it will repurchase any shares of common stock as such stock repurchase program will depend on a number of factors, including constraints specified in any Rule
10b5-1
trading plans, price, general business and market conditions, and alternative investment opportunities. Information regarding share repurchases will be available in the Company’s periodic reports on Form
10-Q
and
10-K
filed with the Securities and Exchange Commission as required by the applicable rules of the Exchange Act.

NOTE 13 - STOCKHOLDERS’ EQUITY
Common Stock
On July 30, 2015, the Company announced that its Board authorized the repurchase of up to $10,000 of the Company’s common stock. On August 8, 2023, the Company’s Board of Directors authorized a new stock repurchase program for up to $5,000 of the Company’s outstanding shares of common stock. The Company has repurchased shares from time to time as market conditions warrant. This authorization does not expire. Under the new stock repurchase program, the Company intends to repurchase shares through open market purchases, privately negotiated transactions, block purchases, or otherwise in accordance with applicable federal securities laws, including Rule
10b-18
of the Securities Exchange Act of 1934 (the “Exchange Act”).
For the year ended December 31, 2024, the Company repurchased a total of 154,084 shares of its common stock for a cost of $2.5 million under this authorization. Of these shares, 44,250 shares were repurchased on

January 29, 2024 in connection with a transaction with a certain shareholder totaling $0.7 million that excludes tax withholdings. The Company also repurchased 69,567 shares during the second quarter in connection with transactions with certain shareholders totaling $1.2 million, as well as 40,267 shares of its common stock on the open market for a cost of $0.7 million. For the year ended December 31, 2023, the Company repurchased
48,234
shares of its common stock on the open market for $
1.0
 million. As of December 31, 2024, under the July 30, 2015 and August 8, 2023 authorizations combined, the Company had repurchased an aggregate of 667,496 shares for a total cost of $12.9 million, completing the July 30, 2015 authorization and leaving $2.1 million available for purchase under the August 8, 2023 authorization.
The Company cannot predict when or if it will repurchase any shares of common stock as such stock repurchase program will depend on a number of factors, including constraints specified in any Rule
10b5-1
trading plans, price, general business and market conditions, and alternative investment opportunities. Information regarding share repurchases will be available in the Company’s periodic reports on Form
10-Q
and
10-K
filed with the Securities and Exchange Commission as required by the applicable rules of the Exchange Act.